Statements of Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension settlement charge	$ (111.6)	[1]	$ 0		$ 0
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	1.4	[2]	(72.6)	[2]	3.7	[2]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	0.3	[2]	(37.1)	[2]	5.1	[2]
Net Unrealized Gains (Losses) All Other Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	364.5		(803.2)		468.3
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	(6.6)		(36.5)		113.8
Foreign Currency Gain (Loss) [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(90.2)		40.6		1.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	4.2		(5.4)		(5.0)
Pension and OPEB Plan [Member]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(739.4)		869.3		(189.8)
Amortization of net actuarial loss, before tax	(47.6)		(77.7)		(74.7)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	4.0		4.1		4.1
Pension Plan [Member]
Pension settlement charge	$ (111.6)	[1]

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.
[2]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.